Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

13.Related Party Transactions

The Company receives various services from the Parent and its affiliates.  These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology, actuarial, property management and other administrative functions.  The net fees paid for these services to the Parent and its affiliates for the years ended December 31, 2014, 2013 and 2012 were $6,497, $7,232 and $9,132, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.